Financial Instruments, Financial Risks and Capital Risks Management	12 Months Ended
Dec. 31, 2024
Financial Instruments, Financial Risks and Capital Risks Management [Abstract]
FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT
31	FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

a)	Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	December 31, 2023	December 31, 2024
	RM	RM	US$
Financial assets
Cash and bank balances	4,637,279	36,214,258	8,100,899
Trade and other receivables (excluding prepayments)	28,482,963	86,627,637	19,378,051
Loan receivables	36,576,636	75,307,561	16,845,821
Finance assets, at fair value through other comprehensive income	38,368,829	127,618,662	28,547,482
Finance assets, at fair value through profit or loss	72,793	-	-

Financial liabilities
Trade and other payables	19,383,929	19,737,412	4,415,133
Bank and other borrowings	922,599	815,359	182,391
Amount due to related parties	1,300,359	2,177,580	487,111
Warrant liabilities	1,964,335	148,887	33,305

b)	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The Company does not have any financial instruments which are subject to enforceable master netting arrangements or similar netting agreements.

c)	Financial risk management policies and objectives

Management monitors and manages the financial risks relating to the operations of the Company to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk.

(i)	Market risk management

The Company’s activities are exposed primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Management monitors risks associated with changes in foreign currency exchanges rates and interest rates and will consider appropriate measures should the need arise.

There has been no significant change to the Company’s exposure to market risk or the manner in which it manages and measures the risk.

(ii)	Foreign currency risk management

The Company also transacts business in foreign currencies other than its functional currencies, as further disclosed below, and is therefore exposed to foreign exchange risk.

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Company’s functional currency is as follows:

	Assets		Liabilities
	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024
	RM	RM	RM	RM

Singapore Dollar	15,101	-	-	-
United States Dollar	7,123,179	46,423,441	1,416,836	869,929

Foreign currency sensitivity

The following table details the sensitivity to a 5% (2023: 5%) increase and decrease in the related foreign currencies against the functional currency (“RM”) with all the other variables held constant. 5% (2023: is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the possible change 5%) in foreign exchange rates.  The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% (2023: 5%) change in foreign currency rates.

	December 31, 2023	December 31, 2024
	RM	RM

Singapore Dollar	755	-
United States Dollar	285,317	2,277,676

(iii)	Interest rate risk management

The Company is exposed to interest rate risk as the Company has interest-bearing bank loans. The interest rates and terms of repayment of the loans are disclosed in Note 15. The Company currently does not have an interest rate hedging policy.

Interest rate sensitivity analysis

The sensitivity analysis below has been determined based on the exposure to interest rate for non-derivative instruments at the end of the reporting period.  A 50 (2023: 50) basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates on loans had been 50 (2023: 50) basis points higher/lower and all other variables were held constant, the Company’s profit for the year would decrease/increase by approximately RM 5,000 (2023: RM 1,700, 2022: RM 6,000).

(iv)	Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. At the end of each reporting period, the Company’s maximum exposure to credit risk which will cause a financial loss to the Company due to failure to discharge an obligation by the counterparties arises from the carrying amount of the respective recognized financial assets as stated in the statements of financial position.

In order to minimise credit risk, the Company has delegated its finance team to develop and maintain the Company’s credit risk grading to categorise exposures according to their degree of risk of default. The finance team uses publicly available financial information and the Company’s own historical repayment records to rate its major customers and debtors. The Company’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties.

The Company’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There has been a significant increase in credit risk since initial recognition	Lifetime ECL- not credit-impaired
In default	There is evidence indicating the asset is credit impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off

For trade and loan receivables, the Company has applied the simplified approach allowed in the accounting standard to measure the loss allowance at lifetime ECL. The Company determines the ECL on these items by using a provision matrix, estimated based on historical credit loss experience based on the past default experience of the debtor, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date. To measure the expected credit losses, trade receivables has been grouped based on shared credit risk characteristics (including high risk, normal risk and low risk type).

As at the end of the reporting period, the allowance for ECL is disclosed in Note 10 and 11 to the financial statements.

(v)	Liquidity risk management

Liquidity risk is the risk that the Company will encounter difficulty in meeting financial obligations due to shortage of funds.

In assessing our liquidity, we monitor and analyse our cash and cash equivalents and our operating expenditure commitments. Our liquidity needs are to meet our working capital requirements and operating expenses obligations. To date, we have financed our operations primarily through cash flows from operations, equity financing, and short-term borrowing from banks and related parties.

Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and debt obligations, for at least the next 12 months from end of the reporting period. However, there is no assurance that management will be successful in their plans. There are several factors that could potentially arise that could undermine the Company’s plans, such as changes in the demand for its services, economic conditions, its operating results not continuing to deteriorate and its bank and shareholders being able to provide continued financial support.

The Company maintains sufficient cash and cash equivalents, and internally generated cash flows to finance their activities.

Liquidity risk analyses

Non-derivative financial liabilities

The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay. The table includes both interest and principal cash flows. The adjustment column represents the possible future cash flows attributable to the instrument included in the carrying amount of the financial liabilities on the statement of financial position.

	Weighted	On
	average	demand
	effective	or within	Within
	interest rate	1 year	2 to 5 years	Total
	%	RM	RM	RM

2024
Non-interest bearing	-	21,914,992	-	21,914,992
Fixed interest rate	3.5-5%	717,300	167,879	885,179
Variable interest rate	BLR+2.6%	98,059	117,300	215,359
Total		22,730,351	285,179	23,015,530

2023
Non-interest bearing	-	20,684,288	-	20,684,288
Fixed interest rate	3.5-5%	680,916	878,224	1,559,140
Variable interest rate	BLR+2.6%	43,668	81,282	124,950
Total		21,408,872	959,506	22,368,378

2022
Non-interest bearing	-	13,994,964	-	13,994,964
Fixed interest rate	3.5-5%	1,114,999	744,331	1,859,330
Variable interest rate	BLR+2.6%	16,543	-	16,543
Total		15,126,506	744,331	15,870,837
(vi)	Fair value of financial assets and financial liabilities

Management considers that the carrying amounts of Company’s financial assets and financial liabilities approximate their respective fair values due to the relatively short-term maturity of these financial instruments. The fair value of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

The fair value of non-current financial liabilities approximate their fair value due to frequent re-pricing of the interest rates, which are similar to other market instruments.

(d)	Capital risk management policies and objectives

Management manages its capital to ensure that the Company will be able to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce cost of capital.

The capital structure of the Company consists of equity attributable to owners of the Company, comprising issued share capital, capital reserve, fair value reserve, translation reserve and retained earnings, as disclosed in the notes to financial statements.

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity. Total debt is calculated as borrowings plus trade and other payables

	December 31, 2023	December 31, 2024
	RM	RM	US$
Total debts	22,862,227	23,266,731	5,204,619
Total equity	92,969,863	385,893,045	86,321,816

Debt-to-equity %	24.59%	6.02%	6.02%

The Company is not subject to externally imposed capital requirements for the financial years ended December 31, 2023 and 2024.

The Company’s overall strategy remains unchanged from prior years.

(e)	Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivables. The Company conducts credit evaluations of their customers, and generally does not require collateral or other security from them. The Company evaluates their collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conducts periodic reviews of the financial condition and payment practices of their customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	December 31, 2022		December 31, 2023		December 31, 2024
	RM		RM		RM	US$
Amount of the Company’s revenue:
Customer A	19,139,493		22,178,443		NA	NA
Customer B	9,462,273		NA	*	NA	NA
Customer C	NA	*	30,728,922		NA	NA
Customer D	NA	*	7,572,345		NA	NA

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total trade receivable:

	December 31, 2023	December 31, 2024
	RM	RM	US$
Amount of the Company’s trade receivable:
Customer A	2,326,144	NA	NA

*	Revenue from relevant customer was less than 10% of the Company’s total revenue for the respective year.